INTANGIBLE AND GOODWILL, NET, Impairment (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
Impairment of goodwill [abstract]
Gross impairment loss	S/ 27,346	S/ 71,959		S/ 0
Estimated fair value of goodwill					$ 438,259	$ 113.2
Book value	722,361	S/ 798,482			$ 513,458	$ 132.5
Discount rate		15.10%			15.10%	15.10%
Growth rate		6.80%			6.80%	6.80%
Joinnus S.A.C. [Member]
Impairment of goodwill [abstract]
Gross impairment loss	12,000
Book value	7,824	S/ 35,700
Wally POS S.A.C [Member]
Impairment of goodwill [abstract]
Gross impairment loss	9,000
Book value	0	21,046
Sami Shop S.A.C [Member]
Impairment of goodwill [abstract]
Gross impairment loss	4,000
Book value	0	4,000
Compania Incubadora De Soluciones Moviles SA- Culqi [Member]
Impairment of goodwill [abstract]
Gross impairment loss	2,300
Book value	0	2,297
Mibanco Colombia [Member]
Impairment of goodwill [abstract]
Gross impairment loss		64,100	$ 75,199
Book value	S/ 44,229	49,629
Minority participation [Member]
Impairment of goodwill [abstract]
Gross impairment loss		S/ 7,800